Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) (Parenthetical)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Aug. 16, 2017 USD ($)	Aug. 16, 2017 CNY (¥)
Construction-in-progress	$ 3,800,000		$ 4,500,000
Future minimum capital expenditures on the construction-in-progress	5,400,000
Xi'an App-Chem Bio(Tech) Co., Ltd [Member]
Construction-in-progress	$ 8,100,000		$ 5,480,000		$ 13,400,000
Xi'an App-Chem Bio(Tech) Co., Ltd [Member] | RMB [Member]
Construction-in-progress | ¥		¥ 57,200,000		¥ 7,700,000		¥ 95,000,000